Financial statements of Barclays PLC, Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total		Equity attributable to owners of parent [member]		Called up share capital and share premium [member]		Other equity instruments [member]		Other reserves [member]		Retained earnings [member]		Barclays PLC [member]		Barclays PLC [member] Called up share capital and share premium [member]		Barclays PLC [member] Other equity instruments [member]		Barclays PLC [member] Other reserves [member]		Barclays PLC [member] Retained earnings [member]
Equity, adjusted balance	£ 71,365		£ 64,873		£ 21,842	[1]	£ 6,449	[1]	£ 5,876	[2]	£ 30,706
Beginning Balance, equity at Dec. 31, 2016	71,365		64,873		21,842		6,449		6,051	[2]	30,531		£ 36,322		£ 21,842		£ 6,453		£ 420		£ 7,607
Effects of changes in accounting policies	(2,150)	[3]	(2,150)	[3]	0	[1],[3]	0	[1],[3]	(136)	[3]	(2,014)	[3]	11		0		0		(86)	[4]	97
Comprehensive income	(1,218)		(1,749)		0	[1]	639	[1]	(514)	[2]	(1,874)				0		639		60		508
Issue of new ordinary shares	117		117		117	[1]	0	[1]	0	[2]	0		117		117		0		0		0
Issue of shares under employee share schemes	591		591		86	[1]	0	[1]	0	[2]	505		113		86		0		0		27
Issue and exchange of other equity instruments	2,490		2,490		0	[1]	2,490	[1]	0	[2]	0		2,490		0		2,490		0		0
Vesting of shares under employee share schemes	(307)		(307)		0	[1]	0	[1]	329	[2]	(636)		(11)		0		0		0		(11)
Dividends paid	(924)		(509)		0	[1]	0	[1]	0	[2]	(509)		(509)		0		0		0		(509)
Other equity instruments coupons paid	(465)		(465)		0	[1]	(639)	[1]	0	[2]	174		(516)		0		(639)		0		123
Other reserve movements	16		17		0	[1]	2	[1]	7	[2]	8		(8)		0		0		0		(8)
Ending Balance, equity at Dec. 31, 2017	66,016		63,905		22,045	[1]	8,941	[1]	5,383	[2]	27,536				22,045		8,943		480	[4]
Equity, adjusted balance	63,866		61,755		22,045	[1]	8,941	[1]	5,247	[2]	25,522		39,216				8,943		394	[4]	7,834
Comprehensive income	2,831		2,597		0	[1]	752	[1]	(95)	[2]	1,940		15,949	[5],[6]	0	[5]	752	[5]	0	[4],[5]	15,197	[5]
Issue of new ordinary shares	88		88		88	[1]	0	[1]	0	[2]	0		88		88		0		0	[4]	0
Issue of shares under employee share schemes	500		500		51	[1]	0	[1]	0	[2]	449		75		51		0		0	[4]	24
Issue and exchange of other equity instruments	384		384		0	[1]	692	[1]	0	[2]	(308)		384		0		692		0	[4]	(308)
Vesting of shares under employee share schemes	(231)		(231)		0	[1]	0	[1]	268	[2]	(499)		(23)		0		0		0	[4]	(23)
Dividends paid	(1,002)		(768)		0	[1]	0	[1]	0	[2]	(768)		(768)		0		0		0	[4]	(768)
Other equity instruments coupons paid	(752)		(752)		0	[1]	(752)	[1]	0	[2]	0		(752)	[5]	0	[5]	(752)	[5]	0	[4],[5]	0	[5]
Capital reorganisation	0		0		(17,873)	[1]	0	[1]	0		17,873		0		(17,873)		0		0	[4]	17,873
Other reserve movements	(16)		(18)		0	[1]	(1)	[1]	0	[2]	(17)		11		0		(2)		0	[4]	13
Ending Balance, equity at Dec. 31, 2018	63,779		62,556		4,311	[1]	9,632	[1]	5,153	[2]	43,460		54,180		4,311		9,633		394	[4]	39,842
Comprehensive income	2,793		2,713		0	[1]	813	[1]	(383)	[2]	2,283		3,181		0		813		0	[4]	2,368
Issue of new ordinary shares	182		182		182	[1]	0	[1]	0	[2]	0		182		182		0		0	[4]	0
Issue of shares under employee share schemes	579		579		101	[1]	0	[1]	0	[2]	478		121		101		0		0	[4]	20
Issue and exchange of other equity instruments	832		832		0	[1]	1,238	[1]	0	[2]	(406)		836		0		1,232		0	[4]	(396)
Vesting of shares under employee share schemes	(190)		(190)		0	[1]	0	[1]	214	[2]	(404)		(19)		0		0		0	[4]	(19)
Dividends paid	(1,281)		(1,201)		0	[1]	0	[1]	0	[2]	(1,201)		(1,201)		0		0		0	[4]	(1,201)
Other equity instruments coupons paid	(813)		(813)		0	[1]	(813)	[1]	0	[2]	0		(813)		0		(813)		0	[4]	0
Other reserve movements	3		(5)		0	[1]	1	[1]	0	[2]	(6)		0		0		0		0	[4]	0
Ending Balance, equity at Dec. 31, 2019	£ 65,660		£ 64,429		£ 4,594	[1]	£ 10,871	[1]	£ 4,760	[2]	£ 44,204		£ 56,467		£ 4,594		£ 10,865		£ 394	[4]	£ 40,614

[1]	For further details refer to Note 28
[2]	For further details refer to Note 29
[3]

Effects of changes in accounting policy relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

[4]	As a result of the adoption of IFRS 9 on 1 January 2018, the available for sale reserve of £ 86 m has been transferred to retained earnings
[5]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earni ngs. Comparatives have been restated, increasing pro fit after tax by £ 143 m. Further detail can be found in Note 1

[6]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 143 m and 2017 by £ 123 m. Further detail can be found i n Note 1